Other Non-Current Liabilities - Disclosure Of Detailed Information About Other Non-Current Liabilities Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Equipment financing arrangement	$ 27,158	$ 8,518
Lease liabilities	20,385	14,079
Provision for legal matters	7,790	9,197
Cash-settled share-based payments	3,046	1,479
Other liabilities	13,156	5,254
Other non-current liabilities	$ 71,535	$ 38,527